EQUITY (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	$ 65,602	$ 44,969	$ 76,853
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	46	26	27
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	12,216	8,016	6,130
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	706	1,277	5,201
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	$ 52,634	$ 35,650	$ 65,495